Provisions for Contingent Loans Credit Risk (Details) - Schedule of changes in outstanding exposures and corresponding allowance - Issued Foreign Letters of Credit [Member] - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Gross carrying amount [member]
Provisions for Contingent Loans Credit Risk (Details) - Schedule of changes in outstanding exposures and corresponding allowance [Line Items]
Exposure as at beginning of period	$ 358,755	$ 343,663
Net change on exposures	(66,778)	(14,806)
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year
Refinements to models used for calculation
Foreign exchange adjustments	11,247	29,898
Total	303,224	358,755
ECL [Member]
Provisions for Contingent Loans Credit Risk (Details) - Schedule of changes in outstanding exposures and corresponding allowance [Line Items]
Exposure as at beginning of period	200	235
Net change on exposures	415	(55)
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	62	(1)
Refinements to models used for calculation	(197)	(11)
Foreign exchange adjustments	(12)	32
Total	468	200
Stage 1 - Individual [Member] | Gross carrying amount [member]
Provisions for Contingent Loans Credit Risk (Details) - Schedule of changes in outstanding exposures and corresponding allowance [Line Items]
Exposure as at beginning of period	277,639	298,841
Net change on exposures	(43,045)	(59,551)
Transfer to Stage 1	56,855	19,728
Transfer to Stage 2	(153)	(788)
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year
Refinements to models used for calculation
Foreign exchange adjustments	11,543	19,409
Total	302,839	277,639
Stage 1 - Individual [Member] | ECL [Member]
Provisions for Contingent Loans Credit Risk (Details) - Schedule of changes in outstanding exposures and corresponding allowance [Line Items]
Exposure as at beginning of period	121	129
Net change on exposures	461	(32)
Transfer to Stage 1	17	14
Transfer to Stage 2		(1)
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	62	(1)
Refinements to models used for calculation	(186)
Foreign exchange adjustments	(12)	12
Total	463	121
Stage 1 - Group [Member] | Gross carrying amount [member]
Provisions for Contingent Loans Credit Risk (Details) - Schedule of changes in outstanding exposures and corresponding allowance [Line Items]
Exposure as at beginning of period	1,578	1,881
Net change on exposures	(1,231)	(503)
Transfer to Stage 1	26
Transfer to Stage 2		(25)
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year
Refinements to models used for calculation
Foreign exchange adjustments	12	225
Total	385	1,578
Stage 1 - Group [Member] | ECL [Member]
Provisions for Contingent Loans Credit Risk (Details) - Schedule of changes in outstanding exposures and corresponding allowance [Line Items]
Exposure as at beginning of period	4
Net change on exposures	(2)	13
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year
Refinements to models used for calculation	2	(11)
Foreign exchange adjustments		2
Total	4	4
Stage 2 - Individual [Member] | Gross carrying amount [member]
Provisions for Contingent Loans Credit Risk (Details) - Schedule of changes in outstanding exposures and corresponding allowance [Line Items]
Exposure as at beginning of period	79,512	42,941
Net change on exposures	(22,502)	45,249
Transfer to Stage 1	(56,855)	(19,728)
Transfer to Stage 2	153	788
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year
Refinements to models used for calculation
Foreign exchange adjustments	(308)	10,262
Total		79,512
Stage 2 - Individual [Member] | ECL [Member]
Provisions for Contingent Loans Credit Risk (Details) - Schedule of changes in outstanding exposures and corresponding allowance [Line Items]
Exposure as at beginning of period	75	106
Net change on exposures	(44)	(36)
Transfer to Stage 1	(17)	(14)
Transfer to Stage 2		1
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year
Refinements to models used for calculation	(13)
Foreign exchange adjustments		18
Total	1	75
Stage 2 - Group [Member] | Gross carrying amount [member]
Provisions for Contingent Loans Credit Risk (Details) - Schedule of changes in outstanding exposures and corresponding allowance [Line Items]
Exposure as at beginning of period	26
Net change on exposures		(1)
Transfer to Stage 1	(26)
Transfer to Stage 2		25
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year
Refinements to models used for calculation
Foreign exchange adjustments		2
Total		26
Stage 2 - Group [Member] | ECL [Member]
Provisions for Contingent Loans Credit Risk (Details) - Schedule of changes in outstanding exposures and corresponding allowance [Line Items]
Exposure as at beginning of period
Net change on exposures
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year
Refinements to models used for calculation
Foreign exchange adjustments
Total
Stage 3 - Individual [Member] | Gross carrying amount [member]
Provisions for Contingent Loans Credit Risk (Details) - Schedule of changes in outstanding exposures and corresponding allowance [Line Items]
Exposure as at beginning of period
Net change on exposures
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year
Refinements to models used for calculation
Foreign exchange adjustments
Total
Stage 3 - Individual [Member] | ECL [Member]
Provisions for Contingent Loans Credit Risk (Details) - Schedule of changes in outstanding exposures and corresponding allowance [Line Items]
Exposure as at beginning of period
Net change on exposures
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year
Refinements to models used for calculation
Foreign exchange adjustments
Total
Stage 3 - Group [Member] | Gross carrying amount [member]
Provisions for Contingent Loans Credit Risk (Details) - Schedule of changes in outstanding exposures and corresponding allowance [Line Items]
Exposure as at beginning of period
Net change on exposures
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year
Refinements to models used for calculation
Foreign exchange adjustments
Total
Stage 3 - Group [Member] | ECL [Member]
Provisions for Contingent Loans Credit Risk (Details) - Schedule of changes in outstanding exposures and corresponding allowance [Line Items]
Exposure as at beginning of period
Net change on exposures
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year
Refinements to models used for calculation
Foreign exchange adjustments
Total